Stock Options (Details) - Schedule of continuity of the company’s stock options	3 Months Ended
Jan. 31, 2023 $ / shares shares
Schedule Of Continuity Of The Company SStock Options Abstract
Number of options Outstanding, Beginning balance | shares	111,889
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 20.67
Number of options, Granted | shares	86,333
Weighted average exercise price, Granted | $ / shares	$ 20.68
Number of options, Cancelled | shares	(40,556)
Weighted average exercise price, Cancelled | $ / shares	$ 21.56
Number of options Outstanding, Ending balance | shares	157,666
Weighted average exercise price Outstanding, Ending balance | $ / shares	$ 20.45
Number of options Outstanding, Exercisable | shares	82,389
Weighted average exercise price Outstanding, Exercisable | $ / shares	$ 20.33